Stock Options	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Stock Options
Stock Options

Note 7 – Stock Options

On May 26, 2022, the Company granted 3,700,000 stock options with an exercise price of $0.22, a term of 5 years and vest immediately. These options were vested on the date of grant and resulted in stock-based compensation of $696,397.  Of the options granted, 1,600,000 were granted to 4 related parties including officers and directors and 2,100,000 were granted to 15 consultants of the Company.  On January 24, 2023, the exercise price of the options was amended to $0.10 per share resulting in a $69,337 stock-based compensation expense for the three months ended March 31, 2023. As of March 31, 2023, no stock options have been exercised.

The fair value of options granted during the year ended December 31, 2022 were determined using the Black Scholes method with the following assumptions:

March 31, 2023
Risk free interest rate	3.58%
Stock volatility factor	101%-114%
Weighted average expected life of options	1.8-4.3 years
Expected dividend yield	0%

A summary of the Company’s stock option activity and related information follows:

	Three Months Ended March 31, 2023		Three Months Ended March 31, 2022
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Outstanding, beginning of period	3,700,000	$0.22	-	-
Repricing	-	(0.12)	-	-

Outstanding, end of period	3,700,000	$0.10	-	-

As of March 31, 2023, the intrinsic value of the stock options was approximately $0.  Stock option expense for the three months ended March 31, 2023 was $69,337.  The comparative period does not have intrinsic or stock option expense as there were no options outstanding during the period ending or as at March 31, 2023.

The following table summarizes the stock options outstanding at March 31, 2023:

Issue Date	Number	Price	Expiry Date	Outstanding at December 31, 2022	Weighted Average Remaining Contractual Life (in years)

May 26, 2022	3,700,000	$0.10	May 26, 2027	3,700,000	4.1

Note 7 – Stock Options

On May 26, 2022, the Company granted 3,700,000 stock options with an exercise price of $0.22, a term of 5 years and vest immediately. These options were vested on the date of grant and resulted in stock-based compensation of $696,397. Of the options granted, 1,600,000 were granted to 4 related parties including officers and directors and 2,100,000 were granted to 15 consultants of the Company. As of December 31, 2022, no stock options have been exercised.

The fair value of options granted during the year ended December 31, 2022 were determined using the Black Scholes method with the following assumptions:

	Year-ended December 31, 2022	Year-ended December 31, 2021
Risk free interest rate	2.8%	-
Stock volatility factor	107%-118%	-
Weighted average expected life of options	2.5-5 years	-
Expected dividend yield	0%	-

A summary of the Company’s stock option activity and related information follows:

	Year-ended December 31, 2022		Year-ended December 31, 2021
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Outstanding, beginning of year	-	-	-	-
Granted	3,700,000	$0.22	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-

Outstanding, end of year	3,700,000	$0.22	-	-

As of December 31, 2022, the intrinsic value of the stock options was approximately $0. Stock option expense for the year ended December 31, 2022 was $696,397. The comparative period does not have intrinsic or stock option expense as there were no options outstanding during the period ending or as at December 31, 2021

The following table summarizes the stock options outstanding at December 31, 2022:

Issue Date	Number	Price	Expiry Date	Outstanding at December 31, 2022	Weighted Average Remaining Contractual Life (in years)

May 26, 2022	3,700,000	$0.22	May 26, 2027	3,700,000	4.40